10. BASIS OF CONSOLIDATION AND INVESTMENTS IN SUBSIDIARIES AND AFFILIATES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Assets	R$ 63,002,149	R$ 50,869,276
Liabilities	344,488	419,894
Shareholders' equity	11,251,505	11,361,932	R$ 10,013,440	R$ 8,288,229
Profit /(Loss) for the period	4,292,618	2,244,511	R$ 5,200,583
Panatlantica [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Shareholders' equity	59,879	47,300
Classified at fair value through profit or loss [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Shareholders' equity	59,879	47,300
Eliminations [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Profit /(Loss) for the period	(30,856)	(38,219)
Other [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Shareholders' equity	279	157
Profit /(Loss) for the period	(9,967)	171
Total Other Investment [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Shareholders' equity	279	157
Profit /(Loss) for the period	(9,967)	171
Total investments in affillated companies [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Shareholders' equity	3,535,906	3,484,974
Total Equity in results of affillated companies [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Profit /(Loss) for the period	71,755	125,715
Investments properties [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Shareholders' equity	159,874	101,195
Total investments [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Shareholders' equity	3,695,780	3,584,169
Arvedi Metalfer do Brasil S.A. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Assets	40,528	44,435
Liabilities	32,490	31,712
Shareholders' equity	8,038	12,723
Profit /(Loss) for the period	(6,765)	(1,682)
Associates [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Assets	40,528	44,435
Liabilities	32,490	31,712
Shareholders' equity	8,038	12,723
Profit /(Loss) for the period	(6,765)	(1,682)
Equimac S.A [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Profit /(Loss) for the period	(329)
MRS Logistica S.A. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Assets	4,175,249	4,145,205
Liabilities	2,567,882	2,616,218
Shareholders' equity	1,607,367	1,528,987
Profit /(Loss) for the period	160,371	187,597
Fair Value - MRS Logistica S.A. [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Shareholders' equity	421,888	433,635
Profit /(Loss) for the period	(11,747)	(11,747)
CSBI - Companhia Brasileira de Servicos de Infraestrutura [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Assets
Liabilities
Profit /(Loss) for the period		6,665
Transnordestina logistica s.a [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Assets	4,657,691	4,398,434
Liabilities	3,497,587	3,209,378
Shareholders' equity	1,160,104	1,189,056
Profit /(Loss) for the period	(28,952)	(17,100)
Fair Value - Transnordestina [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Assets
Liabilities
Shareholders' equity	271,116	271,116
Profit /(Loss) for the period
Equimac S.A [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Assets	7,536
Liabilities	301
Shareholders' equity	7,235
Joint-venture and Joint-operation [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Assets	8,840,476	8,543,639
Liabilities	6,065,770	5,825,596
Shareholders' equity	3,467,710	3,422,794
Profit /(Loss) for the period	119,343	165,415
Equimac S.A [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Assets	15,072
Liabilities
Shareholders' equity	R$ 14,470
Profit /(Loss) for the period